NSAR-U
<DOCUMENT-COUNT>     1
<NOTIFY-INTERNET>     ron.schlanger@mutualofamerica.com
<NOTIFY-INTERNET>     j.franklin@mutualofamerica.com
<SROS>     NONE
<STATES-SRD>
<SUBMISSION-CONTACT>
<NAME     JOSEPH FRANKLIN>
<PHONE   212-224-1863>
</SUBMISSION-CONTACT>
<FILER>
<CIK     0001090128>
<CCC     tw3j@zej>
</FILER>
<PERIOD>     12/31/2010

     NSAR-U
    ANNUAL REPORT (FUNDS UIT)

                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     / /  (a)

     or fiscal year ending:        12/31/10 (b)


Is this a transition report?: (Y/N)   N
                                     ---

Is this an amendment to a previous filing? (Y/N)   N
                                                  ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

        CIK: 0001090128
        CCC: tw3j@zej

1.   A.   Registrant Name: Mutual of America Separate Account No. 3

     B.   File Number: 811-9487

     C.   Telephone Number: (212) 224-1600


2.   A.   Street: 320 Park Avenue

     B.   City: New York  C. State: New York   D. Zip Code: 10022  Zip Ext: 6873

     E.   Foreign Country:              Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)       N


4.   Is this the last filing on this form by Registrant? (Y/N)        N


5.   Is Registrant a small business investment company (SBIC)?(Y/N)   N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?(Y/N)                Y
     [If answer is "Y" (Yes) complete only items 111 through 133.]

7.   A.  Is Registrant a series or multiple portfolio company?(Y/N)   Y
         [If answer is "N" (No), go to item 8.]

     B.   How many separate series or portfolios did Registrant
          have at the end of the period         1
                                        --------------

                                      01
                                                                 SEC 2100(10/9 )

For period ending 12/31/10                        If filing more than one
                  --------                             Page 2, "X" box: [ ]

File number 811-9487
                ----



C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                               Is this the
         Series                                                last filing
         Number                    Series Name               for this series?
         ------  ----------------------------------------    ----------------
                                                                  (Y/N)
           1     Mutual of America Separate Account No. 3           N



















(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/10                        If filing more than one
                  --------                             Page 47, "X" box: [ ]

File number 811-9487
                ----


UNIT INVESTMENT TRUSTS

111.    A.   [/]  Depositor Name: Mutual of America Life Insurance Company
                                  -----------------------------------------
        B.   [/]  File Number (If any): 801-21317
                                       ------------------------------------

        C.   [/]  City: New York        State: NY Zip Code: 10022 Zip Ext.: 6873
                        ---------------        --           -----           ----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  -------------                        -----

111.    A.   [/]  Depositor Name:
                                 -------------------------------------------

        B.   [/]  File Number (If any):
                                       -------------------------------------

        C.   [/]  City:                  State:    Zip Code:      Zip Ext.:
                        ----------------        --          -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  -------------                        -----

112.    A.   [/]  Sponsor Name: Mutual of America Life Insurance Company
                                -----------------------------------------

        B.   [/]  File Number (If any): 801-21317
                                       -------------------------------------

        C.   [/]  City: New York        State: NY Zip Code: 10022 Zip Ext.: 6873
                        ---------------        --           ----           -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  -------------                        -----

112.    A.   [/]  Sponsor Name:
                                ---------------------------------------------

        B.   [/]  File Number (If any):
                                       --------------------------------------

        C.   [/]  City:                  State:    Zip Code:      Zip Ext.:
                        ----------------        --          -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  -------------                        -----

For period ending 12/31/10                      If filing more than one
                  --------                             Page 48, "X" box: [ ]

File number 811-9487
                ----


113.    A.   [/]  Trustee Name: Mutual of America Life Insurance Company
                               -----------------------------------------------

        B.   [/]  City: New York        State: NY Zip Code: 10022 Zip Ext.: 6873
                        ---------------        --           -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----

113.    A.   [/]  Trustee Name:
                               -----------------------------------------------

        B.   [/]  City:                  State:    Zip Code:      Zip Ext.:
                        ----------------        --          -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----


114.    A.   [/]  Principal Underwriter Name: Mutual of America Life Insurance
                                                Company
                                              --------------------------------

        B.   [/]  File Number: 8- 32139
                                  -----

        C.   [/]  City: New York        State: NY Zip Code: 10022 Zip Ext.: 6873
                        ---------------        --           -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----

114.    A.   [/]  Principal Underwriter Name:
                                              -------------------------------

        B.   [/]  File Number: 8-
                                 -------

        C.   [/]  City:                  State:    Zip Code:      Zip Ext.:
                        ----------------        --          -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----

115.    A.   [/]  Independent Public Accountant Name: KPMG LLP
                                                      ----------------------

        B.   [/]  City: New York         State: NY Zip Code: 10017 Zip Ext.:
                        ----------------        --           -----          ----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----

115.    A.   [/]  Independent Public Accountant Name:
                                                     -----------------------

        B.   [/]  City:                  State:    Zip Code:      Zip Ext.:
                        ----------------        --          -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----

                                                      If filing more than one
                                                      Page 49, "X" box:      [ ]

For period ending 12/31/10
                  --------

File number 811-9487
                ----

116. Family of investment companies information:

     A.  [/]  Is Registrant part of a family of investment companies?(Y/N)  N

                                                                          -----
                                                                           Y/N

     B.  [/]  Identify the family in 10 letters M S B C D H E A P
                                                -------------------
              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [/]  Is Registrant a separate account of an insurance company?(Y/N) Y
                                                                           -----
                                                                            Y/N
     If answer is "Y"(Yes), are any of the following types of contracts funded by the Registration?:

     B.  [/]  Variable annuity contracts?(Y/N)                               N
                                                                           -----
                                                                            Y/N

     C.  [/]  Scheduled premium variable life contracts?(Y/N)                N
                                                                           -----
                                                                            Y/N

     D.  [/]  Flexible premium variable life contracts?(Y/N)                 Y
                                                                           -----
                                                                            Y/N
     E.  [/]  Other types of insurance products registered
              under the Securities Act of 1933?(Y/N)                         N
                                                                           -----
                                                                            Y/N
118: [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933     1
                                                                           -----
119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during
         the period                                                          0
                                                                           -----
120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119($000's omitted) $ 0
                                                                           -----
121. [/] State the number of series for which a current prospectus was
         in existence at the end of the period                               1
                                                                           -----
122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period                                                      0
                                                                           -----

                                                         If filing more than one
                                                         Page 50, "X" box:  [ ]
For period ending 12/31/10
                  -------------
File number 811-9487
                ----


123. [/] State the total value of the additional units
         considered in answering item 122($000's omitted)              $   0
                                                                        -------
124. [/] State the total value of units of prior series
         that were placed in the portfolios of subsequent
         series during the current period (the value of
         these units is to be measured on the date they were
         placed in the subsequent series)($000's omitted)              $   0
                                                                        -------
125. [/] State the total dollar amount of sales loads
         collected (before reallowances to other brokers
         or dealers) by Registrant's principal underwriter
         and any underwriter which is an affiliated person
         of the principal underwriter during the current
         period solely from the sale of units of all series
         of Registrant ($000's omitted)                                $    0
                                                                        --------
126. [/] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
         the portfolio of a subsequent series.) ($000's omitted)       $    0
                                                                        -------
127. [/] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                              Number of      Total Assets    Total Income
                                                Series          ($000's     Distributions
                                              Investing         omitted)   ($000's omitted)
                                           ---------------  --------------- --------------

A.    U.S. Treasury direct issue                              $               $
                                               -----          ------------    -----------
B.    U.S. Government agency                                  $               $
                                               -----          ------------    -----------
C.    State and municipal tax-free                            $               $
                                               -----          ------------    -----------
D.    Public utility debt                                     $               $
                                               -----          ------------    -----------
E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent                          $               $
                                               -----          ------------    -----------
F.    All other corporate intermed.
      & long-term debt                                        $               $
                                               -----          ------------    -----------
G.    All other corporate short-term debt                     $               $
                                               -----          ------------    -----------
H.    Equity securities of brokers or dealers
      or parents of brokers or dealers                        $               $
                                               -----          ------------    -----------
I.    Investment company equity securities                    $               $
                                               -----          ------------    -----------
J.    All other equity securities                 1           $   7,078    $
                                               -----          ------------    -----------
K.    Other securities                                        $               $
                                               -----          ------------    -----------
L.    Total assets of all series of registrant                $   7,078
                                               -----          ------------

                                                         If filing more than one
                                                         Page 51, "X" box:  [ ]

For period ending 12/31/10
                  --------

File number 811-9487
                ----


128.  [/]   Is the timely payment of principal and interest on any
            of the portfolio securities held by any of Registrant's
            series at the end of the current period insured or
            guaranteed by an entity other than the issuer?(Y/N)            N
                                                                         ------
                                                                           Y/N
            [If answer is "N"(No), go to item 131.]

129.  [/]   Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal
            or interest at the end of the current period?(Y/N)           ------
                                                                           Y/N
            [If answer is "N" (No), go to item 131.]

130.  [/]   In computations of NAV or offering price per unit,
            is any part of the value attributed to instruments
            identified in item 129 derived from insurance or
            guarantees?(Y/N)                                             ------
                                                                          Y/N
131.  [/]   Total expenses incurred by all series of Registrant
            during the current reporting period ($000's omitted)        $ 82
                                                                         ------

132.  [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:



     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----

133. If the Registrant has divested itself of securities in accordance with
Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:
A. Name of the issuer;
B. Exchange ticker symbol;
C. CUSIP number;
D. Total number of shares or, for debt securities, principal amount divested;
E. Date(s) that the securities were divested; and
F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and
G. Name of the statute that added the provisions of Section 13(c) in accordance with which the securities were divested.

This item 133 shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Act of 1940 have terminated.
                                     52